UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.9%
Honeywell International, Inc. (a)	246,200	$14,289,448
Northrop Grumman Corp. (a)	143,700	8,341,785
Raytheon Co. (a)	171,000	8,206,290
		30,837,523
Capital Markets — 3.0%
Invesco Ltd. (a)	560,700	12,654,999
Morgan Stanley	326,513	6,089,467
		18,744,466
Chemicals — 2.5%
EI du Pont de Nemours & Co. (a)	308,300	15,689,387
Commercial Banks — 1.2%
Wells Fargo & Co. (a)	255,600	7,466,076
Communications Equipment — 0.3%
Nokia Oyj - ADR (a)	389,100	1,961,064
Diversified Financial Services — 3.0%
Citigroup, Inc. (a)	228,930	7,032,730
JPMorgan Chase & Co. (a)	326,500	12,178,450
		19,211,180
Diversified Telecommunication Services — 7.4%
AT&T, Inc. (a)	421,800	12,405,138
CenturyLink, Inc. (a)	489,800	18,137,294
Verizon Communications, Inc. (a)	436,200	16,427,292
		46,969,724
Electric Utilities — 2.9%
NextEra Energy, Inc. (a)	126,100	7,547,085
The Southern Co. (a)	232,700	10,601,812
		18,148,897
Electrical Equipment — 2.0%
Emerson Electric Co. (a)	241,400	12,403,132
Energy Equipment & Services — 4.4%
Ensco Plc - ADR (a)	225,900	11,891,376
Halliburton Co. (a)	140,400	5,163,912
Noble Corp. (a)(b)	314,200	10,946,728
		28,002,016
Food Products — 7.5%
General Mills, Inc. (a)	300,000	11,949,000
Kraft Foods, Inc. (a)	533,000	20,413,900
Unilever NV - ADR (a)	441,900	14,737,365
		47,100,265
Health Care Equipment & Supplies — 1.8%
Medtronic, Inc. (a)	295,600	11,401,292
Household Products — 3.1%
Kimberly-Clark Corp. (a)	272,200	19,478,632
Industrial Conglomerates — 2.4%
General Electric Co. (a)	626,800	11,727,428
Tyco International Ltd. (a)	64,100	3,265,895
		14,993,323

Common Stocks	Shares	Value
Insurance — 6.8%
ACE Ltd. (a)	215,200	$14,977,920
MetLife, Inc. (a)	274,700	9,705,151
The Travelers Cos., Inc. (a)	313,200	18,259,560
		42,942,631
IT Services — 1.2%
International Business Machines Corp. (a)	38,800	7,472,880
Media — 5.6%
Comcast Corp., Special Class A (a)	598,500	15,255,765
Time Warner, Inc. (a)	412,800	15,298,368
Walt Disney Co. (a)	127,200	4,948,080
		35,502,213
Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	84,000	3,881,640
Nucor Corp. (a)	323,000	14,370,270
		18,251,910
Multi-Utilities — 2.0%
Dominion Resources, Inc. (a)	195,200	9,767,808
Public Service Enterprise Group, Inc. (a)	92,900	2,818,586
		12,586,394
Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp. (a)	183,000	18,863,640
Exxon Mobil Corp. (a)	184,800	15,475,152
Marathon Oil Corp. (a)	212,900	6,682,931
Marathon Petroleum Corp. (a)	109,700	4,192,734
		45,214,457
Pharmaceuticals — 13.2%
Bristol-Myers Squibb Co. (a)	646,200	20,833,488
Eli Lilly & Co. (a)	460,300	18,292,322
Johnson & Johnson (a)	130,400	8,594,664
Merck & Co., Inc. (a)	425,900	16,294,934
Pfizer, Inc. (a)	913,000	19,538,200
		83,553,608
Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc. (a)	401,300	15,702,869
Intel Corp. (a)	624,600	16,501,932
LSI Corp. (a)(b)	1,101,400	8,337,598
Maxim Integrated Products, Inc. (a)	709,500	19,042,980
		59,585,379
Software — 1.9%
Microsoft Corp. (a)	406,500	12,003,945
Specialty Retail — 3.7%
Home Depot, Inc. (a)	310,300	13,774,217
Limited Brands, Inc. (a)	226,500	9,481,290
		23,255,507

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

	Shares	Value
Total Long-Term Investments (Cost – $650,773,988) – 100.3%		$632,775,901

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%, (c)(d)	8,322,793	8,322,793
Total Short-Term Securities (Cost – $8,322,793) – 1.3%		8,322,793
Total Investments Before Options Written (Cost – $659,096,781) – 101.6%		641,098,694

Options Written	Contracts
Exchange-Traded Call Options — (1.3)%
ACE, Ltd.:
Strike Price $67.50, Expires 2/18/12	400	(125,000)
Strike Price $70, Expires 2/18/12	740	(109,150)
Analog Devices, Inc.:
Strike Price $35, Expires 2/18/12	1,115	(479,450)
Strike Price $40, Expires 3/17/12	1,090	(103,550)
Bristol-Myers Squibb Co., Strike Price $34.50, Expires 2/18/12	2,485	(5,572)
CenturyLink, Inc.:
Strike Price $36, Expires 2/18/12	850	(136,000)
Strike Price $37, Expires 2/18/12	850	(76,500)
Citigroup, Inc.:
Strike Price $29, Expires 2/18/12	300	(63,750)
Strike Price $32, Expires 3/17/12	500	(59,500)
Comcast Corp., Special Class A:
Strike Price $23.25, Expires 2/03/12	1,050	(235,200)
Strike Price $25.70, Expires 3/12/12	2,240	(140,024)
E.I. du Pont de Nemours & Co.:
Strike Price $46, Expires 2/18/12	430	(211,775)
Strike Price $50, Expires 3/17/12	1,265	(232,128)
Eli Lilly & Co.:
Strike Price $40, Expires 2/18/12	1,280	(55,040)
Strike Price $40, Expires 4/21/12	1,250	(111,875)
Emerson Electric Co., Strike Price $50, Expires 2/18/12	845	(164,775)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Ensco Plc — ADR, Strike Price $52.50, Expires 3/17/12	790	$(189,600)
ExxonMobil Corp., Strike Price $85, Expires 4/21/12	340	(68,170)
Freeport-McMoRan Copper & Gold, Inc., Strike Price $40, Expires 2/18/12	460	(295,550)
General Electric Co.:
Strike Price $17.45, Expires 2/18/12	1,045	(132,051)
Strike Price $19, Expires 3/17/12	520	(20,280)
Strike Price $19, Expires 3/17/12	625	(94,375)
General Mills, Inc., Strike Price $41, Expires 2/18/12	460	(3,450)
Halliburton Co., Strike Price $36, Expires 2/18/12	385	(62,178)
Home Depot, Inc., Strike Price $45, Expires 3/17/12	2,320	(244,760)
Honeywell International, Inc.:
Strike Price $55, Expires 2/18/12	720	(235,800)
Strike Price $57.50, Expires 3/17/12	1,120	(217,280)
Intel Corp., Strike Price $27, Expires 3/17/12	2,190	(94,170)
International Business Machines Corp., Strike Price $195, Expires 3/17/12	210	(63,105)
Invesco Ltd., Strike Price $22.50, Expires 3/17/12	290	(26,100)
JPMorgan Chase & Co., Strike Price $38, Expires 3/17/12	1,140	(139,650)
Kraft Foods, Inc.:
Strike Price $37, Expires 2/18/12	680	(95,540)
Strike Price $38, Expires 2/18/12	1,990	(118,405)
Limited Brands, Inc., Strike Price $40, Expires 2/18/12	1,700	(382,500)
LSI Corp.:
Strike Price $6, Expires 2/18/12	1,200	(192,000)
Strike Price $7, Expires 3/17/12	190	(14,250)
Strike Price $8, Expires 3/17/12	2,180	(43,600)
Marathon Oil Corp., Strike Price $33, Expires 3/17/12	745	(42,837)
Marathon Petroleum Corp., Strike Price $40, Expires 3/17/12	385	(39,462)
Maxim Integrated Products, Inc., Strike Price $28, Expires 3/17/12	3,900	(156,000)
Medtronic, Inc., Strike Price $36, Expires 2/18/12	1,625	(443,625)
Merck & Co., Inc., Strike Price $39, Expires 3/17/12	1,140	(59,280)
MetLife, Inc., Strike Price $38, Expires 3/17/12	960	(60,960)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Microsoft Corp.:
Strike Price $26, Expires 2/18/12	585	$(207,675)
Strike Price $19, Expires 3/17/12	1,140	(115,710)
Strike Price $30, Expires 3/17/12	840	(39,480)
NextEra Energy, Inc., Strike Price $60, Expires 2/18/12	445	(25,587)
Noble Corp.:
Strike Price $33, Expires 2/18/12	885	(187,178)
Strike Price $35, Expires 3/17/12	840	(115,500)
Nokia Oyj — ADR:
Strike Price $6, Expires 3/17/12	682	(5,797)
Strike Price $6, Expires 4/21/12	682	(13,640)
Northrop Grumman Corp., Strike Price $62.50, Expires 3/17/12	1,075	(13,437)
Nucor Corp.:
Strike Price $43, Expires 3/17/12	1,005	(251,753)
Strike Price $43, Expires 4/21/12	125	(37,687)
Pfizer, Inc.:
Strike Price $22, Expires 2/18/12	1,400	(9,100)
Strike Price $21, Expires 3/17/12	1,370	(60,965)
Raytheon Co., Strike Price $47, Expires 2/18/12	1,285	(173,475)
Southern Co., Strike Price $45, Expires 2/18/12	880	(51,040)
Time Warner, Inc.:
Strike Price $34, Expires 2/18/12	870	(278,400)
Strike Price $35, Expires 2/18/12	870	(200,535)
Strike Price $38, Expires 3/17/12	530	(34,980)
Travelers Cos., Inc., Strike Price $60, Expires 4/21/12	1,325	(142,438)
Tyco International Ltd., Strike Price $46, Expires 2/18/12	225	(111,375)
Verizon Communications, Inc., Strike Price $39, Expires 2/18/12	2,400	(16,800)
Walt Disney Co., Strike Price $40, Expires 2/18/12	700	(39,200)
Wells Fargo & Co., Strike Price $31, Expires 3/17/12	900	(33,300)
		(8,009,319)

Options Written	Contracts	Value
Over-the-Counter Call Options — (0.2)%
AT&T, Inc., Strike Price $30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	316,000	$(7,835)
Bristol-Myers Squibb Co., Strike Price $35.25, Expires 3/05/12, Broker Credit Suisse Securities (USA) LLC	236,000	(3,233)
CenturyLink, Inc., Strike Price $37.55, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	197,000	(96,221)
Chevron Corp., Strike Price $107.50, Expires 3/13/13, Broker UBS	100,000	(91,888)
Dominion Resources, Inc.:
Strike Price $50.69, Expires 2/13/12, Broker Goldman Sachs & Co.	10,500	(2,815)
Strike Price $51.22, Expires 2/29/12, Broker Goldman Sachs & Co.	97,500	(29,321)
ExxonMobil Corp., Strike Price $88.53, Expires 3/23/12, Broker Deutsche Bank Securities, Inc.	67,700	(30,001)
General Mills, Inc.:
Strike Price $40.55, Expires 2/23/12 Broker Morgan Stanley & Co., Inc.	94,000	(25,276)
Strike Price $40.70, Expires 3/01/12 Broker Morgan Stanley & Co., Inc.	85,000	(14,858)
Halliburton Co., Strike Price $36.12, Expires 3/05/12, Broker Morgan Stanley & Co., Inc.	38,500	(75,262)
Invesco Ltd.:
Strike Price $20.00, Expires 2/13/12 Broker Morgan Stanley & Co., Inc.	72,000	(185,040)
Strike Price $21.46, Expires 2/23/12 Broker Morgan Stanley & Co., Inc.	95,500	(123,713)
Johnson & Johnson, Strike Price $65.50, Expires 3/13/12, Broker Deutsche Bank Securities, Inc.	98,000	(116,646)
Kimberly-Clark Corp., Strike Price $74, Expires 3/13/12, Broker Credit Suisse Securities (USA) LLC	150,000	(33,476)
Kraft Foods, Inc., Strike Price $37.78, Expires 2/23/12, Broker Credit Suisse Securities (USA) LLC	133,000	(96,800)
LSI Corp., Strike Price $6.34, Expires 2/13/12, Broker Goldman Sachs & Co.	248,500	(305,920)
Merck & Co., Inc., Strike Price $35.96, Expires 2/03/12, Broker Deutsche Bank Securities, Inc.	120,200	(276,941)
Pfizer, Inc., Strike Price $21.59, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	225,000	(68,671)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
Public Service Enterprise Group, Inc., Strike Price $30.80, Expires 3/23/12, Broker Deutsche Bank Securities, Inc.	51,000	$(23,256)
Southern Co., Strike Price $45.41, Expires 4/10/12, Broker Goldman Sachs & Co.	86,000	(53,621)
Travelers Cos., Inc., Strike Price $60.59, Expires 3/05/12, Broker Bank of America NA	40,000	(11,627)
Unilever NV - ADR:
Strike Price $34.75, Expires 2/13/12, Broker Morgan Stanley & Co., Inc.	55,000	(6,527)
Strike Price $33.20, Expires 3/26/12, Broker Morgan Stanley & Co., Inc.	100,000	(88,291)
		(1,767,239)
Total Options Written (Premiums Received – $8,591,620) – (1.5)%		(9,776,558)
Total Investments, Net of Outstanding Options Written – 100.1%		631,322,136
Liabilities in Excess of Other Assets – (0.1)%		(395,756)
Net Assets – 100.0%		$630,926,380

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$705,645,966
Gross unrealized appreciation	$11,603,569
Gross unrealized depreciation	(76,150,841)
Net unrealized depreciation	$(64,547,272)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,617,964	5,704,829	8,322,793	$3,850

(d)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2012	4

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$632,775,901	—	—	$632,775,901
Short-Term Securities	8,322,793	—	—	8,322,793
Total	$641,098,694	—	—	$641,098,694

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(7,402,097)	$(2,374,461)	—	$(9,776,558)

[2]	Derivative financial instruments are options, which are shown at value.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JANUARY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 23, 2012